Short-term Debt - Narrative (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Short-term Debt
Project financing	$ 8,000,000		$ 20,000,000
Commercial paper	161,000,000		236,000,000
Unsecured Bilateral Demand Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity		$ 200,000,000		$ 200,000,000
Amount outstanding	139,000,000		190,000,000
Demand Letter Credit Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity		125,000,000
Amount outstanding	99,000,000		0
Revolving Letter of Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity	30,000,000		30,000,000
Letters of credit outstanding	7,000,000		22,000,000
Operating Facility
Short-term Debt
Credit facility maximum borrowing capacity		$ 25,000,000		$ 25,000,000
Parent Company | Unsecured Demand Revolving Operating Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity	70,000,000		70,000,000
Amount outstanding	$ 34,000,000		$ 0